Note 8 - Income Taxes: Summary of Cumulative Tax Effect (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016
Details
Net operating loss carryover	$ 7,984,700	$ 7,407,300
Valuation allowance	(7,984,700)	(7,407,300)
Net deferred tax asset	$ 0	$ 0